ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2025
Parent Company [Member]
Additional Information [Line Items]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY

	December 31,
	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	$27	$28
Receivables from a subsidiary	10,680	8,536
Prepaid expenses and other current assets	24	23

Total current assets	10,731	8,587

Investments in subsidiaries	525,790	592,643

Total assets	$536,521	$601,230

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$429	$304
Payables to affiliated companies	287	338
Payables to subsidiaries	11,918	9,853

Total current liabilities	12,634	10,495

Total liabilities	12,634	10,495

Shareholders’ equity:
Class A ordinary shares, par value $0.0001; 1,927,488,240 shares authorized; 770,352,700 shares issued and outstanding	77	77
Class B ordinary shares, par value $0.0001; 72,511,760 shares authorized; 72,511,760 shares issued and outstanding	7	7
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive income	618	8,701
Accumulated losses	(1,954,174)	(1,895,409)

Total shareholders’ equity	523,887	590,735

Total liabilities and shareholders’ equity	$536,521	$601,230

	Year Ended December 31,
	2025	2024	2023
Operating revenues	$—	$—	$—
Operating costs and expenses	(124)	(119)	—

Operating loss	(124)	(119)	—

Non-operating income (expenses):
Foreign exchange gains (losses), net	4	3	(2)
Other income, net	125	116	—
Share of results of subsidiaries	(58,770)	(96,726)	(133,515)

Total non-operating expenses, net	(58,641)	(96,607)	(133,517)

Loss before income tax	(58,765)	(96,726)	(133,517)
Income tax expense	—	—	—

Net loss	$(58,765)	$(96,726)	$(133,517)

	Year Ended December 31,
	2025	2024	2023
Net loss	$(58,765)	$(96,726)	$(133,517)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(8,083)	21,357	(985)

Other comprehensive (loss) income	(8,083)	21,357	(985)

Total comprehensive loss	$(66,848)	$(75,369)	$(134,502)

	Year Ended December 31,
	2025	2024	2023
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(1)	$—	$1

Cash flow from an investing activity:

Cash used in an investing activity	—	—	—

Cash flow from a financing activity:
Cash provided by a financing activity	—	—	—

(Decrease) increase in cash and cash equivalents	(1)	—	1
Cash and cash equivalents at beginning of year	28	28	27

Cash and cash equivalents at end of year	$27	$28	$28